CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Treasury Stock CNY (¥) shares	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018	¥ 199	¥ 1,107,019		¥ 24,615	¥ (2,094,482)	¥ (962,649)
Beginning balance (in shares) at Dec. 31, 2018 | shares	305,917,524
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 3	4,331				4,334
Exercise of stock options (in shares) | shares	5,001,660
Settlement of RSU	¥ 3	(3)
Settlement of RSU (in shares) | shares	2,938,710
Share-based compensation		16,732				16,732
Share repurchase program			¥ (6,011)			(6,011)
Share repurchase program (in shares) | shares			1,806,720
Net income/(loss)					(104,420)	(104,420)
Foreign currency translation adjustments				5,356		5,356
Ending balance at Dec. 31, 2019	¥ 205	1,128,079	¥ (6,011)	29,971	(2,198,902)	(1,046,658)
Ending balance (in shares) at Dec. 31, 2019 | shares	313,857,894		1,806,720
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 4	10,326				10,330
Exercise of stock options (in shares) | shares	5,103,015
Settlement of RSU by new issuance	¥ 1	(1)
Settlement Of RSU by new issuance (in shares) | shares	1,865,055
Settlement of RSUs or stock options by reissuance of treasury stocks		(6,018)	¥ 6,018
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares) | shares			(1,808,220)
Share-based compensation		26,734				26,734
Share repurchase program			¥ (23,116)			(23,116)
Share repurchase program (in shares) | shares			2,094,000
Follow-on public offering	¥ 3	39,894				39,897
Follow-on public offering (in shares) | shares	4,907,100
Net income/(loss)					146,962	146,962
Foreign currency translation adjustments				(21,087)		(21,087)
Ending balance at Dec. 31, 2020	¥ 213	1,199,014	¥ (23,109)	8,884	(2,051,940)	(866,938)
Ending balance (in shares) at Dec. 31, 2020 | shares	325,733,064		2,092,500
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 3	5,117				5,120
Exercise of stock options (in shares) | shares	4,287,360
Settlement of RSU by new issuance	¥ 3	(3)
Settlement Of RSU by new issuance (in shares) | shares	4,243,680
Share-based compensation	¥ 0	27,050	¥ 0	0	0	27,050
Share repurchase program	¥ 0	0	¥ (20,346)	0	0	(20,346)
Share repurchase program (in shares) | shares	0		1,815,450
Issurance for acquisition of subsidiaries	¥ 2	20,570				20,572
Issurance for acquisition of subsidiaries (in shares) | shares	3,225,647
Net income/(loss)					120,574	120,574	$ 18,920
Foreign currency translation adjustments				(9,202)		(9,202)	(1,444)
Ending balance at Dec. 31, 2021	¥ 221	¥ 1,251,748	¥ (43,455)	¥ (318)	¥ (1,931,366)	¥ (723,170)	$ (113,483)
Ending balance (in shares) at Dec. 31, 2021 | shares	337,489,751		3,907,950